SHARE OPTIONS AND SHARE WARRANTS (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended
	Jan. 31, 2024 $ / shares shares	Jun. 30, 2024 USD ($) shares $ / shares shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Disclosure of classes of share capital [line items]
Share-based payments | $		$ 926	$ 2,339
Share option [Member]
Disclosure of classes of share capital [line items]
Share-based payments | $		$ 926,000	$ 2,339,000
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Number of Options		59,014,672	46,654,672	46,914,672	44,814,672
Class A Ordinary shares [Member] | Share option [Member]
Disclosure of classes of share capital [line items]
Number of Options		12,100,000
Contingently issuable shares		6,250,000
Class A Ordinary shares [Member] | Continuous Glucose Monitoring [Member]
Disclosure of classes of share capital [line items]
Ordinary shares of warrant outstanding		1,200,000
Exercise price of warrants | $ / shares		$ 0.11
Class A Ordinary shares [Member] | Term Loan Facility [Member]
Disclosure of classes of share capital [line items]
Ordinary shares of warrant outstanding	10,000,000
Number of warrants issued	1,000,000
Exercise price of warrants | $ / shares	$ 0.11
American depositary share [Member]
Disclosure of classes of share capital [line items]
Number of Options		2,950,734